Non-controlling Interests (Details) - CAD ($)	Jan. 31, 2025	Jan. 31, 2024
Statement [Line Items]
Current liabilities	$ 7,537,997	$ 7,347,148
Net liabilities	(7,587,112)	(8,020,513)
Non controlling Interests [Member]
Statement [Line Items]
Current assets	34,157	58,118
Non-current assets	0	0
Current liabilities	(14,366,399)	(14,699,512)
Non-current liabilities	0	(91,187)
Net liabilities	(14,366,399)	(14,732,581)
Net liabilities attributable to NCI	$ (1,309,508)	$ (950,663)